Deposits	12 Months Ended
Dec. 31, 2024
Deposits [Abstract]
Disclosure of Deposits [text block]	26 – Deposits in € m. Dec 31, 2024 Dec 31, 2023 Noninterest-bearing demand deposits 177,915 187,078 Interest-bearing deposits Demand deposits 197,340 162,444 Time deposits 203,756 188,468 Savings deposits 88,689 87,496 Total interest-bearing deposits 489,786 438,408 Total deposits 667,700 625,486